Expense Example	Apr. 30, 2026 USD ($)
Muzinich Dynamic Income Fund | Muzinich Dynamic Income Fund, Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,154
Muzinich Dynamic Income Fund | Muzinich Dynamic Income Fund, Supra Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,049
Muzinich Flexible U.S. High Yield Income Fund | Muzinich U.S. High Yield Credit Fund, Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,187
Muzinich Flexible U.S. High Yield Income Fund | Muzinich U.S. High Yield Credit Fund, Supra Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,187
Muzinich Low Duration Fund | Muzinich Low Duration Fund, Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	381
Expense Example, with Redemption, 10 Years	862
Muzinich Low Duration Fund | Muzinich Low Duration Fund, Supra Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	326
Expense Example, with Redemption, 10 Years	$ 741